Schedule of Amounts Recognized In Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 25, 2012	Nov. 27, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability - current portion	$ (8,217)	$ (7,876)
Accrued benefit liability - long-term portion	(486,071)	(423,887)
Amount recognized in balance sheet	(494,288)	(431,763)
Accumulated other comprehensive loss:
Net actuarial loss	(493,487)	(395,554)
Net prior service benefit	708	806
Other comprehensive income (loss)	(492,779)	(394,748)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability - current portion	(14,906)	(15,952)
Accrued benefit liability - long-term portion	(140,958)	(140,108)
Amount recognized in balance sheet	(155,864)	(156,060)
Accumulated other comprehensive loss:
Net actuarial loss	(51,644)	(46,393)
Net prior service benefit	493	16,849
Other comprehensive income (loss)	$ (51,151)	$ (29,544)